Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits Disclosure [Line Items]
Minimum employment period for benefits	30 days
Postemployment benefits liability	$ 23	$ 21
Compensation, percentage	100.00%
Equity Incentive Plan Twenty Twenty Four
Employee Benefits Disclosure [Line Items]
Shares authorized	10,000,000
Share-Based Compensation Arrangement By Share Based Payment Award, Shares Transferred Into Plan	4,000,000
Equity Incentive Plan Twenty Fifteen
Employee Benefits Disclosure [Line Items]
Shares transferred out of plan	4,000,000
Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Aggregate fair value of the restricted equity awards that vested during the period	$ 249	226	$ 195
Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	11 months
Total pretax intrinsic value of options exercised and restricted stock vested	$ 4	5	4
Non Employee Director Restricted Equity Awards | 2017 Directors Equity Incentive Plan
Employee Benefits Disclosure [Line Items]
Shares authorized				650,000
Number of additional shares authorized				150,000
Executive Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Common shares reserved for issuance under executive deferred compensation plan	11,000,000
Cash
Employee Benefits Disclosure [Line Items]
Compensation, percentage	40.00%
Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Compensation, percentage	60.00%
Vesting tranche one | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	3 years
Vesting tranche two | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	4 years
Vesting tranche three | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	5 years
Common equities
Employee Benefits Disclosure [Line Items]
Employee Stock Ownership Plan Shares held	15,000,000
Defined Contribution Pension Plan 401k
Employee Benefits Disclosure [Line Items]
Defined contribution plan, requisite service period	2 years
Matching contributions	$ 263	$ 235	$ 206
Defined Contribution Pension Plan 401k | Upper Limit
Employee Benefits Disclosure [Line Items]
Matching contribution to defined contribution pension plan	6.00%